UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Maryland Quality Municipal Income Fund (NMY)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 164.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 164.3% (99.8% of Total Investments)

	Consumer Discretionary – 4.8% (2.9% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 400	5.250%, 9/01/19 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	$ 401,016
330	5.250%, 9/01/25 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	330,766
350	5.250%, 9/01/27 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	350,812
535	4.600%, 9/01/30 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	536,247
100	5.000%, 9/01/32 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	100,232
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	12,193,220
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	4/17 at 100.00	BB	1,001,840
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	4/17 at 100.00	N/R	1,192,900
	Center, Series 2006A, 5.000%, 12/01/31 (4)
16,880	Total Consumer Discretionary			16,107,033
	Consumer Staples – 5.9% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
595	5.125%, 6/01/24	6/17 at 100.00	B–	563,566
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,638,828
210	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	208,782
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
13,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/17 at 100.00	N/R	1,734,330
	Series 2006A, 0.000%, 6/15/46
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
2,215	5.250%, 6/01/32	6/17 at 100.00	N/R	2,214,668
2,915	5.625%, 6/01/47	6/17 at 100.00	N/R	2,769,192
100	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	3/17 at 100.00	B3	94,296
	Series 2006A, 5.000%, 6/01/46
3,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	4/17 at 100.00	Ba1	3,282,426
	Series 2002, 5.500%, 5/15/39
2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	3/17 at 100.00	BB+	1,999,900
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.000%, 6/01/37
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB–	1,498,935
	Series 2007-1A, 5.000%, 6/01/29
780	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	4/17 at 100.00	A3	780,133
	Bonds, Series 2001, 5.000%, 5/15/31
2,850	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,911,760
31,130	Total Consumer Staples			19,696,816
	Education and Civic Organizations – 12.2% (7.4% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	4/17 at 100.00	BB+	2,375,736
	University, Series 2006, 5.625%, 9/01/38
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	772,597
	Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2008A:
2,000	5.000%, 7/01/18	No Opt. Call	AA+	2,114,080
530	5.250%, 7/01/38	7/18 at 100.00	AA+	557,746
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2012A:
1,145	5.000%, 7/01/30	7/22 at 100.00	AA+	1,317,563
1,050	5.000%, 7/01/37	7/22 at 100.00	AA+	1,200,801
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	560,405
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,608,363
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,377,100
	Maryland, Series 2012A, 5.000%, 10/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University
	Maryland, Series 2014:
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,386,325
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,019,010
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,622,100
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,216,810
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	189,404
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,445,350
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2017:
525	5.000%, 6/01/35 (WI/DD, Settling 3/07/17)	6/26 at 100.00	Baa1	572,366
1,000	5.000%, 6/01/42 (WI/DD, Settling 3/07/17)	6/26 at 100.00	Baa1	1,081,320
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/19 at 100.00	BB+	765,190
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	700,175
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
7,775	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AA–	8,404,542
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
3,870	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2017B,	No Opt. Call	AA+	4,329,369
	5.000%, 4/01/20
37,890	Total Education and Civic Organizations			40,616,352
	Energy – 0.0% (0.0% of Total Investments)
140	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals	9/20 at 100.00	B+	138,849
	Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
	Health Care – 36.1% (21.9% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds,
	Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB	999,059
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB	2,499,319
1,375	5.000%, 7/01/45	7/25 at 100.00	BBB	1,476,681
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community
	Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	269,453
2,500	5.000%, 7/01/38	7/27 at 100.00	Baa3	2,670,575
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa3	1,515,861
375	6.125%, 1/01/36	1/22 at 100.00	Baa3	414,075
3,270	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	3,606,843
	Healthcare, Series 2016A, 5.500%, 1/01/46
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/22 at 100.00	A	1,554,402
	Health System Issue, Series 2012, 5.000%, 7/01/24
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A	2,601,800
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,164,480
	System Issue, Refunding Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,048,480
1,775	5.000%, 7/01/37	7/22 at 100.00	A1	1,930,668
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/22 at 100.00	Baa1	4,474,890
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/25 at 100.00	AA–	2,540,175
	Health System Issue, Series 2015A, 4.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	554,530
500	5.000%, 5/15/26	5/21 at 100.00	AA–	552,435
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	Issue, Series 2016:
2,000	4.000%, 7/01/41	7/26 at 100.00	A+	2,009,220
1,000	5.000%, 7/01/47	7/26 at 100.00	A+	1,111,860
1,685	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA	1,701,799
	System, Series 2008, 5.000%, 7/01/28 – AGM Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,540,665
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,253,003
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,022,898
535	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medlantic/Helix,	No Opt. Call	AA	639,528
	Series 1998A, 5.250%, 8/15/38 – AGM Insured
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health	2/25 at 100.00	A2	2,736,825
	Issue, Series 2015, 5.000%, 8/15/38
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	3,097,010
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB	95,726
3,245	5.000%, 7/01/38	7/26 at 100.00	BBB	3,448,883
585	4.000%, 7/01/42	7/26 at 100.00	BBB	567,719
7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	8,086,425
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
4,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health	6/27 at 100.00	AA–	4,759,783
	Credit Group, Series 2017MD, 5.000%, 12/01/46
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	12,537,987
4,665	4.000%, 7/01/43	7/22 at 100.00	A2	4,772,995
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/25 at 100.00	A2	1,118,400
	Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/27 at 100.00	A2	6,104,505
	Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/24 at 100.00	BBB	13,576,550
	Health, Series 2014, 5.250%, 7/01/34
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	AA–	8,689,437
	2011MD, 5.000%, 12/01/40
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
2,000	5.000%, 12/01/44	6/25 at 100.00	AA–	2,225,580
6,000	4.000%, 12/01/44	6/25 at 100.00	AA–	6,109,680
111,810	Total Health Care			120,080,204
	Housing/Multifamily – 8.1% (4.9% of Total Investments)
1,980	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,107,710
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments,
	Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,522,620
2,550	5.000%, 6/01/44	6/24 at 100.00	A+	2,727,353
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments,	6/26 at 100.00	A+	1,865,636
	Series 2016, 4.000%, 6/01/46
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,332,670
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,165,020
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	3/17 at 100.00	Aaa	2,112,595
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	541,250
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	530,005
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/22 at 100.00	BBB–	1,587,240
	University Village, Series 2012, 5.000%, 7/01/33
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	7/25 at 100.00	BBB–	526,002
	Maryland – Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39
1,385	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	4/17 at 100.00	AA	1,313,922
	Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of
	Maryland, College Park Project, Refunding Series 2016:
900	5.000%, 6/01/29 – AGM Insured	6/26 at 100.00	AA	1,050,147
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	277,699
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,724,673
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	871,806
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/24 at 100.00	Aaa	1,504,695
	Development Bonds, Series 2014A, 3.875%, 7/01/39
25,205	Total Housing/Multifamily			26,761,043
	Housing/Single Family – 7.6% (4.6% of Total Investments)
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,061,260
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,385	Maryland Community Development Administration Department of Housing and Community	3/26 at 100.00	Aa2	2,328,666
	Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36
2,400	Maryland Community Development Administration Department of Housing and Community	9/23 at 100.00	Aa2	2,506,608
	Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
	Maryland Community Development Administration Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	3,021,240
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,168,565
1,000	Maryland Community Development Administration Department of Housing and Community	12/24 at 100.00	Aaa	1,014,470
	Development, Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31
1,500	Maryland Community Development Administration Department of Housing and Community	9/25 at 100.00	Aa2	1,510,200
	Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35
6,915	Maryland Community Development Administration, Department of Housing and Community	5/17 at 100.00	Aa2	6,924,543
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum
	Tax) (UB) (5)
	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage
	Revenue Bonds, Series 2016A:
3,570	2.875%, 7/01/31	7/25 at 100.00	Aa2	3,366,332
435	2.950%, 1/01/34	7/25 at 100.00	Aa2	399,513
25,370	Total Housing/Single Family			25,301,397
	Industrials – 1.9% (1.2% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	6,339,247
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
	Long-Term Care – 5.7% (3.5% of Total Investments)
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,090	5.000%, 1/01/37	1/26 at 100.00	N/R	1,178,890
1,000	3.625%, 1/01/37	1/26 at 100.00	N/R	924,980
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,231,712
	Series 2009B, 6.000%, 1/01/23
3,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding	4/27 at 100.00	N/R	2,822,700
	Series 2016, 5.000%, 4/01/46
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	N/R	2,320,351
4,090	5.000%, 1/01/45	7/26 at 100.00	N/R	4,409,306
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
1,460	5.250%, 1/01/27	3/17 at 100.00	N/R	1,459,912
1,050	5.300%, 1/01/37	3/17 at 100.00	N/R	1,018,584
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,487,539
	Retirement Community, Series 2007, 4.750%, 7/01/34
18,345	Total Long-Term Care			18,853,974
	Tax Obligation/General – 18.0% (10.9% of Total Investments)
1,615	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement,	No Opt. Call	AAA	1,621,622
	Series 2015, 5.000%, 4/01/17
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	AA	1,135,530
1,200	5.000%, 10/15/30	10/21 at 100.00	AA	1,348,200
3,100	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding	2/22 at 100.00	AAA	3,586,793
	Series 2014A, 5.000%, 2/15/23
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA	3,215,159
	Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011B,	No Opt. Call	AAA	1,002,120
	5.000%, 3/15/17
1,895	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009A,	No Opt. Call	AAA	1,915,580
	3.000%, 8/15/17
3,750	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	No Opt. Call	AAA	3,830,625
	5.250%, 8/15/17
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016,	No Opt. Call	AAA	1,123,500
	5.000%, 6/01/20
1,500	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series	No Opt. Call	AAA	1,589,115
	2011B, 5.000%, 8/01/18
4,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series	No Opt. Call	AAA	4,629,680
	2015A-2, 5.000%, 8/01/21
1,715	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement	No Opt. Call	AAA	1,832,975
	Series 2014A, 5.000%, 11/01/18
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation	No Opt. Call	AA	1,752,369
	Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,258,480
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,242,250
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	AA–	2,282,727
	7/01/20 – NPFG Insured
2,270	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,404,543
	NPFG Insured
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	5,332,262
	Election Series 2012G, 0.000%, 8/01/40 – AGM Insured
2,700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	2,723,949
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013,
	4.000%, 6/01/17
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
5,000	5.000%, 6/01/27	6/26 at 100.00	AAA	6,129,600
3,400	5.000%, 6/01/35	6/26 at 100.00	AAA	3,991,022
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 35.55	Aaa	1,801,590
	Appreciation Series 2015, 0.000%, 8/15/50
75,455	Total Tax Obligation/General			59,749,691
	Tax Obligation/Limited – 22.0% (13.4% of Total Investments)
990	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	1,023,828
	Project, Series 2010, 6.100%, 7/01/40
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester &	7/23 at 100.00	A+	1,337,616
	Farmington Village Projects, Series 2013, 5.000%, 7/01/32
90	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	3/17 at 100.00	AA–	90,322
	9/01/19 – NPFG Insured
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing,
	Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	573,920
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	458,337
1,895	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016,	6/26 at 100.00	N/R	1,858,123
	5.000%, 6/01/36
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
72	5.600%, 7/01/20 – RAAI Insured	4/17 at 100.00	AA	73,036
450	5.700%, 7/01/29 – RAAI Insured	4/17 at 100.00	AA	456,638
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,862,584
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,563,088
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.250%, 1/01/36	1/22 at 100.00	A	1,043,730
500	5.125%, 1/01/42	1/22 at 100.00	A	517,275
245	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	250,584
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BBB+	1,126,190
280	5.000%, 12/01/24	No Opt. Call	BBB+	315,375
2,275	5.000%, 12/01/32	12/26 at 100.00	BBB+	2,470,582
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project,	2/24 at 100.00	N/R	1,447,179
	Series 2014, 6.100%, 2/15/44
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of	No Opt. Call	AA	568,147
	Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,187,688
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,663,370
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction &
	Revitalization Program, Series 2016:
7,045	5.000%, 5/01/33	5/26 at 100.00	AA	8,064,130
1,000	5.000%, 5/01/35	5/26 at 100.00	AA	1,135,280
9,600	5.000%, 5/01/46	5/26 at 100.00	AA	10,729,245
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	896,420
	0.000%, 12/15/32
320	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor	1/26 at 100.00	N/R	306,778
	Road Project, Series 2016, 5.000%, 7/01/46
6,424	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	4/17 at 100.00	N/R	6,486,955
	2005, 5.200%, 7/01/34
1,406	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	4/17 at 100.00	N/R	1,410,893
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	CC	1,163,646
	5.500%, 7/01/29 – AMBAC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	C	284,381
	0.000%, 7/01/44 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	4/17 at 100.00	AA	2,129,841
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,993,840
	8/01/41 – NPFG Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding
	Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	AA–	825,267
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,550,677
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue	9/25 at 100.00	A	1,630,950
	Bonds, Series 2015, 5.000%, 9/01/30
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	4/17 at 100.00	AA–	2,020,500
	2006, 5.000%, 10/01/27 – FGIC Insured
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	AA	2,370,301
	Series 2014A, 5.000%, 10/01/34 – AGM Insured
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	AA	1,089,917
	Series 2009A-1, 5.000%, 10/01/29 – AGM Insured
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	2,165,840
	Series 2013A, 5.000%, 10/01/24 – AGM Insured
77,462	Total Tax Obligation/Limited			73,142,473
	Transportation – 9.1% (5.5% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
375	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	AA–	380,599
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	AA–	119,243
520	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	594,313
	(Alternative Minimum Tax)
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line
	Light Rail Project, Green Bonds, Series 2016D:
2,000	5.000%, 9/30/28 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,251,660
1,000	5.000%, 9/30/31 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	1,105,810
420	5.000%, 3/31/36 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	454,205
5,325	5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	5,719,103
2,200	5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,343,000
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	4/17 at 100.00	N/R	1,302,288
1,000	5.000%, 7/01/34 – AMBAC Insured	4/17 at 100.00	N/R	1,001,270
460	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	4/17 at 100.00	N/R	460,952
	Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	10,247,293
	2007, 5.000%, 7/01/30 – AGM Insured (UB) (5)
855	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	891,799
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	3,158,640
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	4/17 at 100.00	AA–	20,294
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	4/17 at 100.00	AA–	71,131
28,765	Total Transportation			30,121,600
	U.S. Guaranteed – 21.8% (13.2% of Total Investments) (6)
3,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2007D, 5.000%, 7/01/32	7/17 at 100.00	AA (6)	3,045,270
	(Pre-refunded 7/01/17) – AMBAC Insured
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 –	No Opt. Call	AA (6)	2,326,120
	FGIC Insured (ETM)
3,120	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,651,492
	FGIC Insured (ETM)
1,500	Maryland Community Development Administration, Department of Housing and Community	5/17 at 100.00	Aa2 (6)	1,502,386
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Pre-refunded 5/08/17)
	(Alternative Minimum Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	5/17 at 100.00	Aa2 (6)	2,828,660
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Pre-refunded 5/08/17)
	(Alternative Minimum Tax) (UB) (5)
2,230	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue	9/18 at 100.00	AAA	2,367,346
	Series 2008, 5.000%, 9/01/22 (Pre-refunded 9/01/18)
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3 (6)	2,805,686
	Hospital, Refunding Series 2010, 5.750%, 7/01/38 (Pre-refunded 7/01/20)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A (6)	1,697,610
	Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,695	6.125%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	A (6)	1,999,066
5,070	6.250%, 1/01/45 (Pre-refunded 1/01/21)	1/21 at 100.00	A (6)	6,003,184
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3 (6)	4,110,143
	Hospital, Series 2007A, 5.000%, 7/01/29 (Pre-refunded 7/01/17)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
340	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	345,049
3,245	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,810,928
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/20 at 100.00	AA– (6)	4,983,778
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A+ (6)	592,225
	System, Series 2011, 5.750%, 7/01/31 (Pre-refunded 7/01/21)
1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA (6)	1,065,624
	System, Series 2008, 5.000%, 7/01/28 (Pre-refunded 7/01/17) – AGM Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A+ (6)	1,194,960
	System, Series 2011, 6.000%, 7/01/41 (Pre-refunded 7/01/21)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2007:
385	5.000%, 6/01/36 (Pre-refunded 6/01/17)	6/17 at 100.00	N/R (6)	389,339
745	5.000%, 6/01/36 (Pre-refunded 6/01/17)	6/17 at 100.00	Baa1 (6)	753,396
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB (6)	2,409,343
2,905	5.500%, 7/01/42 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB (6)	2,951,974
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2 (6)	4,546,609
	Maryland Medical System, Series 2010, 5.125%, 7/01/39 (Pre-refunded 7/01/19)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	140,604
7,075	5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	7,368,683
3,950	6.000%, 1/01/43 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	4,122,260
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	8/19 at 100.00	AAA	2,310,703
	5.000%, 8/15/21 (Pre-refunded 8/15/19)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,272,183
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,776,055
	5.500%, 7/01/19 – NPFG Insured (ETM)
66,560	Total U.S. Guaranteed			72,370,676
	Utilities – 3.1% (1.9% of Total Investments)
600	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	B1	545,532
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory
	put 4/01/21)
1,400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	B1	1,273,678
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35
	(Mandatory put 7/01/22)
1,300	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,455,623
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	661,212
575	5.000%, 10/01/44	10/24 at 100.00	AA	631,643
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	4/17 at 100.00	AA–	3,605,940
	NPFG Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	4/17 at 100.00	AA–	1,589,217
	FGIC Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB–	532,747
	2007A, 5.000%, 7/01/24
10,375	Total Utilities			10,295,592
	Water and Sewer – 8.0% (4.9% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,789,075
	5.000%, 7/01/38
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,226,680
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A,	1/27 at 100.00	AA–	2,260,320
	5.000%, 7/01/46
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2017A:
6,000	5.000%, 7/01/41 (UB)	1/27 at 100.00	AA–	6,807,780
2,000	5.000%, 7/01/46 (UB)	1/27 at 100.00	AA–	2,260,320
915	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%,	No Opt. Call	AA	1,003,490
	7/01/24 – FGIC Insured
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A,	1/25 at 100.00	AA–	2,796,925
	5.000%, 7/01/44
1,400	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,502,046
	Refunding Series 2014A, 5.000%, 7/01/35
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	2,226,342
	Series 2013, 5.500%, 7/01/43
2,645	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/26 at 100.00	A–	2,790,237
	Series 2016, 5.000%, 1/01/46
23,990	Total Water and Sewer			26,663,215
$ 555,272	Total Municipal Bonds (cost $530,524,016)			546,238,162

Shares	Description (1)			Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)
	Airlines – 0.3% (0.2% of Total Investments)
21,607	American Airlines Group Inc., (7)			$ 1,001,701
	Total Common Stocks (cost $556,990)			1,001,701
	Total Long-Term Investments (cost $531,081,006)			547,239,863
	Floating Rate Obligations – (5.6)%			(18,540,000)
	Variable Rate MuniTerm Preferred Shares, net of deferred offering costs – (59.2)% (8)			(196,990,248)
	Other Assets Less Liabilities – 0.2%			792,684
	Net Assets Applicable to Common Shares – 100%			$ 332,502,299

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$546,238,162	$ —	$546,238,162
Common Stocks	1,001,701	—	—	1,001,701
Total	$1,001,701	$546,238,162	$ —	$547,239,863

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $513,879,007.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$21,011,566
Depreciation	(6,190,734)
Net unrealized appreciation (depreciation) of investments	$14,820,832

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 36.0%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017